The Millicom Group - A.1.2. Acquisition of subsidiaries and changes in non-controlling interests in subsidiaries Narrative (Details) - USD ($) $ in Millions			2 Months Ended	10 Months Ended	12 Months Ended
		Jun. 29, 2022	Dec. 31, 2021	Nov. 12, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Put option liability			$ 290 [1]		$ 0		$ 290	[1]
Effect of the buy-out of non-controlling interest in Panama	[2]				0
Total
Disclosure of detailed information about business combination [line items]
Effect of the buy-out of non-controlling interest in Panama		$ 78			$ 78	[2]
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				55.00%	100.00%		55.00%		55.00%
Telecomunicaciones Digitales, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired		20.00%
Acquisition price		$ 290
Put option liability		$ 290
Guatemala joint ventures
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired				45.00%
Acquisition price			2,195	$ 2,195			$ 2,195
Acquisition-date fair value				$ 2,683
Revenue of acquiree since acquisition date			223
Net profit (loss) of acquiree since acquisition date			$ 43
Revenue of combined entity as if combination occurred at beginning of period							1,380
Profit (loss) of combined entity as if combination occurred at beginning of period							$ 147

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.
[2]	Resulting from the exercise of the put option in Panama, see note A.1.2.